DISCONTINUED OPERATIONS - Carrying amounts of net assets and reconciliation of the loss on disposal (Details) ₽ in Millions, $ in Millions					1 Months Ended						3 Months Ended	5 Months Ended
	Oct. 30, 2020 RUB (₽)	Dec. 03, 2019 RUB (₽)	Dec. 03, 2019 USD ($)	Nov. 22, 2019	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 RUB (₽)	Aug. 31, 2019 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2018 RUB (₽)
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Property, plant and equipment											₽ 284,804		₽ 311,250
Right-of-use assets											130,503		132,343
Goodwill.									₽ 38,675		38,041		42,819
Other non-current assets											5,749		5,790
Other current assets											1,320		1,862
Cash and cash equivalents									38,070		85,405		40,590	₽ 84,075
Non-current liabilities											(557,899)		(527,794)
Current liabilities											(328,614)		(473,420)
Accumulated other comprehensive loss											(9,010)		(10,207)
Consideration received in the form of cash and cash equivalents												₽ 2,359
Less: cash and cash equivalents disposed of												₽ 12
Preludium B.V.
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of stock, percentage of ownership sold				100.00%
Property, plant and equipment		₽ 26,037
Right-of-use assets		8,175
Intangible assets		18,124
Goodwill.		114
Other non-current assets		1,534
Other current assets		10,760
Cash and cash equivalents		4,181
Non-current liabilities		(9,009)
Current liabilities		(17,979)
Accumulated other comprehensive loss		7,948
Consideration paid		(44,386)
Consideration received in the form of cash and cash equivalents		(41,567)	$ (645)
Deferred consideration		(774)	(12)		₽ (897)	$ (12)
Fair value of contingent consideration (variable earn-out)		(2,045)	$ (32)
Loss on disposal		(5,499)
Net cash inflow arising on disposal:		37,386
Cash consideration received		41,567							₽ 41,567	$ 645
Less: cash and cash equivalents disposed of		(4,181)
Additional income recognized upon adjustments							₽ 2,101	$ 28
Net income resulting from fair value measurement							₽ 2,101	$ 28
Preludium B.V. | Contingent consideration
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Financial assets at fair value		₽ 2,045									2,631		₽ 1,867
NVision Group
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of stock, percentage of ownership sold	100.00%
Property, plant and equipment	₽ 95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3
Consideration paid	(369)
Consideration received in the form of cash and cash equivalents	(369)										₽ (369)
Loss on disposal	12
Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	₽ (285)